WARRANTS	12 Months Ended
Dec. 31, 2021
WARRANTS
WARRANTS

8. WARRANTS

As the accounting acquirer, EQRx, Inc. is deemed to have assumed the Public Warrants and Private Warrants held by CMLS III’s shareholders at an exercise price of $11.50. In accordance with the warrant agreements, the Warrants became exercisable on January 16, 2022. The Warrants will expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.

Subsequent to the Business Combination, the Public Warrants and Private Warrants meet liability classification requirements since the Warrants contain provisions whereby adjustments to the settlement amount of the warrants are based on a variable that is not an input to the fair value of a “fix-for-fixed” option and the existence of the potential for net cash settlement for the warrant holders in the event of a tender offer. In addition, the Private Warrants are potentially subject to a different settlement amount depending upon the holder of the Private Warrants which precludes them from being considered indexed to the entity’s own stock. Therefore, the Warrants are classified as liabilities on the consolidated balance sheet at December 31, 2021. As of December 31, 2021, no Warrants have been exercised or redeemed.

As of December 31, 2021, the following Warrants were outstanding:

Warrant Type	Shares	Exercise Price
Public Warrants	11,039,957	$11.50
Private Warrants	8,693,333	$11.50
Total Warrants	19,733,290

Public Warrants

The Public Warrants became exercisable into shares of common stock commencing on January 16, 2022. The Public Warrants will expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.

Redemption of Warrants When the Price per Common Stock Equals or Exceeds $18.00

The Company may redeem the outstanding Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the last reported sale price of the common stock for any 20 trading days within a 30-trading-day period ending three business days before the Company sends the notice of redemption to the warrant holders (“Reference Value”) equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations, and the like).

Redemption of Warrants When the Price per Class A Common Stock Equals or Exceeds $10.00

The Company may redeem the outstanding warrants:

●	in whole and not in part;
●	at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption, provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Company’s common stock as described below;
●	if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted per share sub-divisions, share dividends, reorganizations, reclassifications, recapitalizations, and the like); and
●	if the Reference Value is less than $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations, and the like), the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

The “fair market value” of the Company’s common stock shall mean the volume weighted average price of the Company’s common stock during the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. The Company will provide its warrant holders with the final fair market value no later than one business day after the 10-trading day period described above ends. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 shares of common stock per warrant (subject to adjustment).

No fractional shares will be issued upon exercise of the Warrants.

Private Warrants

The Private Warrants are identical to the Public Warrants, except that the Private Warrants and the common stock issuable upon the exercise of the Private Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, except as described above in the discussion of the redemption of warrants when the price per share of common stock equals or exceeds $10.00, the Private Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Warrants were initially recognized as a liability on the Closing Date, at a fair value of $30.0 million, and were remeasured to a fair value of $21.1 million at December 31, 2021, resulting in an unrealized gain of $8.9 million recognized within change in fair value of warrant liabilities in the consolidated statement of operations and comprehensive loss during the year ended December 31, 2021.

The Warrants were valued on December 31, 2021 and December 17, 2021 using the listed trading price of $1.07 and $1.52, respectively.